NOTE 8 - COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 8 – COMMITMENTS AND CONTINGENCIES

Sales commission agreement

On November 20, 2012, Kallo signed a memorandum of understanding with the Ministry of Health of the Republic of Ghana for the supply and implementation of a National Mobile Care program with Mobile Clinics and Clinical Command Centers integrated with the existing healthcare system and improve the healthcare delivery services to the rural and remote population of Ghana at large for a total project cost for National implementation and Maintenance support for five years of US$158,500,000 (the "Ghana Project"). The Ministry of Health of the Republic of Ghana and Kallo Inc. have agreed that a contract for the implementation of the Mobile Care projects will be signed when a number of financing and other conditions have been satisfied.

In respect of the Ghana Project, the Company has agreed with two third parties to pay sales commissions equal to $8,717,625 and 4.5% (subject to a maximum of $7,162,375) of the contract price respectively for facilitating and securing the Contract with the Ministry of Health of the Republic of Ghana, payable within 7 to 14 business days of receipt of payment for the Project by Kallo in proportion to the payments received by Kallo.

On January 23, 2014, Kallo Inc. announced the signing of a US$200,000,925 Supply Contract with the Ministry of Health and Public Hygiene of the Republic Of Guinea (the "Guinea Project").

Under the Supply Contract, Kallo will implement customized healthcare delivery solutions for the Republic of Guinea. The components of the solutions include, MobileCare, RuralCare, Hospital Information Systems, Telehealth Systems, Pharmacy Information, disaster management, air and surface patient transportation systems and clinical training.

In respect of the Guinea Project, the Company has agreed with two third parties in Guinea to pay sales commissions for facilitating and securing the Contract with the Ministry of Health of the Republic of Guinea as follows:

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$20,000,000, payable as to an advance of $300,000 immediately after the loan agreement for the Kallo MobileCare and RuralCare program is signed by the Minister of Finance of the Republic of Guinea and the remainder within 7 to 14 business days of receipt of payment for the Project by Kallo in proportion to the payments received by Kallo.

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$4,000,000, payable within 7 to 14 business days of receipt of payment for the Project by Kallo in proportion to the payments received by Kallo. In addition, a performance incentive payment of $1,000,000 will be payable to three persons related to the third party in accordance to the same terms of payment described herein.

On March 8, 2014, the Company has agreed with a third party to pay sales commissions equal to $25,000,000 for facilitating and securing the Contract with the Government of the Republic of Sierra Leone, payable within 7 to 14 business days of receipt of payment for the Project by Kallo in proportion to the payments received by Kallo. In addition, an incentive payment of $7,000,000 will also be payable if the Government of Sierra Leone approve the Project on or before August 15, 2014 in accordance to the same terms of payment described above.

New lease

On June 27, 2014, the Company entered into a sublease agreement to lease office facilities under an operating lease for a term of two and a half years. The Company's future base and additional rental payment obligations under the lease commitments are as follows:

Year ending December 31, 2014	$124,372
Year ending December 31, 2015	285,469
Year ending December 31, 2016	261,680
671,521